Portfolio of investments—May 31, 2023 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 29.02%
FHLB	5.63%	3-14-2036	$1,310,000	$1,477,535
FHLMC	2.50	11-1-2051	10,941,191	9,430,738
FHLMC	3.00	9-1-2034	328,901	311,246
FHLMC	3.00	6-1-2050	615,276	553,979
FHLMC	3.00	7-1-2050	1,624,989	1,463,109
FHLMC	3.00	8-1-2050	2,293,038	2,054,145
FHLMC	3.00	3-1-2052	271,690	241,457
FHLMC	3.00	5-1-2052	21,029,619	18,680,024
FHLMC	3.50	12-1-2045	990,649	925,810
FHLMC	3.50	5-1-2052	108,714	99,931
FHLMC (12 Month LIBOR +1.33%)±	3.62	1-1-2036	4,392	4,298
FHLMC	4.00	6-1-2037	3,145,468	3,056,730
FHLMC	4.00	6-1-2044	621,403	593,314
FHLMC	4.00	5-1-2049	1,035,261	989,661
FHLMC	4.00	8-1-2052	8,189,846	7,739,690
FHLMC	5.00	6-1-2036	84,163	85,027
FHLMC	5.00	8-1-2040	87,720	88,623
FHLMC	5.00	7-1-2052	23,835,988	23,500,421
FHLMC	5.00	11-1-2052	18,643,911	18,405,270
FHLMC	5.50	8-1-2038	21,535	22,171
FHLMC	5.50	12-1-2038	173,510	178,789
FHLMC	5.50	6-1-2040	278,753	283,905
FHLMC	5.50	11-1-2052	118,725	119,048
FHLMC	8.00	2-1-2030	77	79
FHLMC Structured Pass-Through Certificates Series T-59 Class 2A1±±	3.64	10-25-2043	127,340	96,933
FHLMC Structured Pass-Through Certificates Series T-57 Class 2A1±±	3.70	7-25-2043	27,803	25,467
FHLMC Structured Pass-Through Certificates Series T-42 Class A5	7.50	2-25-2042	891,417	911,490
FHLMC Whole Loan Securities Trust Series 2015-SC01 Class 1A	3.50	5-25-2045	119,628	106,897
FNMA	2.00	5-1-2051	30,749,585	25,368,879
FNMA	2.00	8-1-2051	12,050,463	9,923,280
FNMA	2.00	10-1-2051	64,165,036	52,815,007
FNMA	2.00	12-1-2051	10,774,885	8,862,301
FNMA%%	2.00	6-13-2053	100,380,000	82,520,667
FNMA	2.50	12-1-2050	7,254,426	6,213,015
FNMA	2.50	1-1-2052	11,108,086	9,510,239
FNMA%%	2.50	6-13-2053	120,685,000	103,169,175
FNMA	3.00	11-1-2045	537,195	488,476
FNMA	3.00	12-1-2045	1,416,722	1,288,827
FNMA	3.00	12-1-2046	723,117	657,872
FNMA	3.00	8-1-2050	1,761,221	1,571,944
FNMA	3.00	10-1-2051	25,455,641	22,700,907
FNMA	3.00	11-1-2051	39,390,777	35,065,184
FNMA	3.00	2-1-2052	8,608,574	7,650,894
FNMA%%	3.00	6-13-2053	8,900,000	7,899,271
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 1

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA	3.48%	3-1-2029	$934,933	$893,591
FNMA	3.50	12-1-2037	17,762,373	17,022,450
FNMA	3.50	10-1-2043	506,607	475,592
FNMA	3.50	4-1-2045	79,062	73,943
FNMA	3.50	8-1-2045	1,216,907	1,136,229
FNMA	3.50	3-1-2048	2,552,239	2,371,124
FNMA	3.50	5-1-2052	11,227,703	10,316,332
FNMA	3.50	6-1-2052	55,478,987	50,983,892
FNMA%%	3.50	6-13-2053	8,580,000	7,882,540
FNMA	3.62	3-1-2029	435,882	419,391
FNMA Series 2005-W4 Class 3A±±	3.62	6-25-2045	32,574	31,236
FNMA	3.77	3-1-2029	1,020,427	989,597
FNMA (12 Month LIBOR +1.73%)±	3.98	9-1-2036	5,791	5,740
FNMA	4.00	8-1-2037	6,678,088	6,489,689
FNMA	4.00	9-1-2037	5,884,667	5,718,651
FNMA	4.00	1-1-2038	5,899,226	5,732,800
FNMA	4.00	2-1-2046	154,620	148,433
FNMA	4.00	4-1-2046	790,267	759,377
FNMA	4.00	6-1-2048	862,290	821,955
FNMA	4.00	2-1-2050	1,167,955	1,113,481
FNMA	4.00	10-1-2052	44,441,110	41,984,622
FNMA (12 Month LIBOR +1.78%)±	4.03	8-1-2036	16,853	17,154
FNMA Series 2003-W8 Class 4A±±	4.13	11-25-2042	68,678	63,211
FNMA (1 Year Treasury Constant Maturity +2.23%)±	4.26	11-1-2038	11,479	11,669
FNMA Series 2003-W14 Class 2A±±	4.26	1-25-2043	112,070	105,228
FNMA (1 Year Treasury Constant Maturity +2.27%)±	4.39	8-1-2036	245,723	249,680
FNMA	4.50	11-1-2048	835,879	821,765
FNMA	4.50	6-1-2052	44,690,903	43,288,380
FNMA	4.50	9-1-2052	50,702,444	49,140,658
FNMA%%	4.50	6-13-2053	8,120,000	7,864,823
FNMA	5.00	1-1-2024	1,311	1,307
FNMA	5.00	2-1-2036	9,958	10,049
FNMA	5.00	6-1-2040	26,280	26,519
FNMA	5.00	8-1-2040	582,898	584,514
FNMA	5.00	3-1-2053	8,140,997	8,020,036
FNMA	5.50	11-1-2023	694	692
FNMA	5.50	8-1-2034	37,697	38,723
FNMA	5.50	2-1-2035	11,123	11,430
FNMA	5.50	8-1-2038	237,745	237,680
FNMA%%	5.50	6-13-2053	115,230,000	115,157,981
FNMA	6.00	10-1-2037	219,152	227,953
FNMA	6.00	11-1-2037	13,517	14,031
FNMA	6.21	8-6-2038	11,421,000	13,984,372
FNMA	6.50	7-1-2036	11,135	11,646
FNMA	6.50	11-1-2036	1,846	1,890
FNMA	7.00	7-1-2036	4,942	4,903
FNMA	7.00	11-1-2037	2,749	2,837
FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	649,953	654,286
See accompanying notes to portfolio of investments
2 | Allspring Core Plus Bond Fund

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA Series 2004-W15 Class 1A3	7.00%	8-25-2044	$234,208	$245,674
FNMA (12 Month LIBOR +1.61%)±	7.02	3-1-2046	287,887	292,968
FNMA (12 Month LIBOR +1.61%)±	7.11	5-1-2046	171,672	174,358
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	3,919	4,131
FNMA Principal STRIPS Series PRIN¤	0.00	7-15-2037	1,690,000	932,133
FNMA Principal STRIPS¤	0.00	8-6-2038	14,105,000	7,502,783
GNMA Series 2008-22 Class XMƒ±±	1.28	2-16-2050	450,771	8,910
GNMA%%	2.00	6-20-2053	34,780,000	29,481,484
GNMA	2.50	3-20-2052	16,158,895	14,134,600
GNMA	2.50	4-20-2052	21,930,894	19,187,419
GNMA%%	2.50	6-20-2053	29,850,000	26,114,669
GNMA	3.00	11-20-2045	1,130,049	1,038,617
GNMA	3.00	4-20-2051	5,186,622	4,693,942
GNMA%%	3.00	6-20-2053	56,495,000	50,844,397
GNMA	3.50	9-20-2047	639,102	600,467
GNMA	3.50	12-20-2047	1,375,850	1,294,834
GNMA	3.50	8-20-2052	14,282,670	13,245,586
GNMA%%	3.50	6-20-2053	7,170,000	6,651,015
GNMA	4.00	12-20-2047	742,163	715,279
GNMA	4.00	11-20-2052	13,985,781	13,288,033
GNMA	4.50	8-20-2049	254,148	248,280
GNMA	4.50	7-20-2052	11,964,261	11,631,512
GNMA	4.50	9-20-2052	7,820,009	7,599,293
GNMA%%	4.50	6-20-2053	18,960,000	18,423,417
GNMA	5.00	7-20-2040	202,448	206,661
GNMA	5.00	9-20-2052	9,555,781	9,438,232
GNMA%%	5.00	6-20-2053	16,355,000	16,151,521
GNMA%%	5.50	6-20-2053	18,440,000	18,428,475
GNMA	7.50	12-15-2029	282	283
Resolution Funding Corp. Principal STRIPS¤	0.00	4-15-2030	19,410,000	14,716,716
TVA	3.50	12-15-2042	16,292,000	13,703,337
TVA Principal STRIPS	0.00	4-1-2056	42,270,000	8,295,856
U.S. International Development Finance Corp. Series 2	2.12	3-20-2024	1,545,000	1,536,112
Total agency securities (Cost $1,209,126,282)				1,173,906,801
Asset-backed securities: 11.65%
ACHV ABS TRUST Series 2023-1PL Class A144A	6.42	3-18-2030	1,109,873	1,109,534
ACM Auto Trust Series 2022-1A Class C144A	5.48	4-20-2029	7,315,000	7,266,950
ACM Auto Trust Series 2023-1A Class A144A	6.61	1-22-2030	4,104,484	4,097,561
Aligned Data Centers Issuer LLC Series 2021-1A Class A2144A	1.94	8-15-2046	10,000,000	8,810,233
American Credit Acceptance Receivables Trust Series 2022-1 Class B144A	1.68	9-14-2026	3,764,697	3,731,673
American Credit Acceptance Receivables Trust Series 2019-4 Class D144A	2.97	12-12-2025	2,282,801	2,268,348
AMMC CLO 16 Ltd. Series 2015-16A Class AR2 (3 Month LIBOR +0.98%)144A±	6.23	4-14-2029	614,383	612,574
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 3

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
AMMC CLO XIV Ltd. Series 2014-14A Class A1R2 (3 Month LIBOR +1.02%)144A±	6.28%	7-25-2029	$2,653,240	$2,635,014
Apidos CLO XXXI Series 2019-31A Class DR (3 Month LIBOR +3.10%)144A±	8.36	4-15-2031	3,000,000	2,813,989
Arbys Funding LLC Series 2020-1A Class A2144A	3.24	7-30-2050	6,515,750	5,703,809
Avis Budget Rental Car Funding AESOP LLC Series 2020-1A Class B144A	2.68	8-20-2026	8,700,000	8,105,283
Bain Capital Credit CLO Ltd. Series 2017-1A Class C1R (3 Month LIBOR +1.95%)144A±	7.20	7-20-2030	3,725,000	3,510,390
BDS Ltd. Series 2021-FL9 Class B (1 Month LIBOR +1.70%)144A±	6.81	11-16-2038	5,475,000	5,233,560
BHG Securitization Trust Series 2021-A Class B144A	2.79	11-17-2033	4,940,000	4,373,256
Blue Stream Issuer LLC Series 2023-1A Class A2‡	5.40	5-20-2053	3,500,000	3,433,290
Bojangles Issuer LLC Series 2020-1A Class A2144A	3.83	10-20-2050	7,351,937	6,691,954
BRSP Ltd. Series 2021-FL1 Class A (1 Month LIBOR +1.15%)144A±	6.34	8-19-2038	5,775,000	5,567,042
Cajun Global LLC Series 2021-1 Class A2144A	3.93	11-20-2051	3,910,000	3,355,840
Carlyle Global Market Strategies CLO Ltd. Series 2016-1A Class CR2 (3 Month LIBOR +3.35%)144A±	8.60	4-20-2034	1,500,000	1,396,200
CIFC Funding Ltd. Series 2012-2RA Class A1 (3 Month LIBOR +0.80%)144A±	6.05	1-20-2028	928,235	921,756
CPS Auto Receivables Trust Series 2021-A Class D144A	1.16	12-15-2026	1,205,000	1,153,895
Domino’s Pizza Master Issuer LLC Series 2015-1A Class A2II144A	4.47	10-25-2045	12,155,000	11,683,410
Dryden 72 CLO Ltd. Series 2019-72A Class CR (3 Month LIBOR +1.85%)144A±	7.17	5-15-2032	3,550,000	3,353,303
Dryden XXVIII Senior Loan Fund Series 2013-28A Class A2LR (3 Month LIBOR +1.65%)144A±	6.97	8-15-2030	4,000,000	3,912,261
DT Auto Owner Trust Series 2021-3A Class B144A	0.58	11-17-2025	9,634,520	9,496,909
DT Auto Owner Trust Series 2021-1A Class C144A	0.84	10-15-2026	5,124,379	4,974,715
ECMC Group Student Loan Trust Series 2020-3A Class A1B (1 Month LIBOR +1.00%)144A±	6.14	1-27-2070	2,960,853	2,887,587
Edsouth Indenture No. 9 LLC Series 2015-1 Class A (1 Month LIBOR +0.80%)144A±	5.94	10-25-2056	457,589	446,974
Enterprise Fleet Financing LLC Series 2023-2 Class A3	5.50	4-22-2030	7,185,000	7,195,576
Exeter Automobile Receivables Trust Series 2019-2A Class D144A	3.71	3-17-2025	2,180,288	2,164,207
FIGRE Trust Series 2023-HE1 Class A	5.85	3-25-2053	15,511,076	15,295,414
First Investors Auto Owner Trust Series 2019-2A Class D144A	2.80	12-15-2025	3,060,000	3,020,874
FirstKey Homes Trust Series 2021-SFR1 Class A144A	1.54	8-17-2038	1,380,139	1,218,408
FirstKey Homes Trust Series 2021-SFR2 Class B144A	1.61	9-17-2038	8,675,000	7,566,864
FirstKey Homes Trust Series 2021-SFR1 Class C144A	1.89	8-17-2038	6,770,000	5,913,867
Five Guys Funding LLC Series 2017-1A Class A2144A	4.60	7-25-2047	1,585,850	1,544,291
Flagship Credit Auto Trust Series 2020-2 Class C144A	3.80	4-15-2026	1,998,672	1,989,728
FS Rialto Issuer LLC Series 2021-FL3 Class B (1 Month LIBOR +1.80%)144A±	6.91	11-16-2036	3,000,000	2,878,081
Gilbert Park CLO Ltd. Series 2017-1A Class B (3 Month LIBOR +1.60%)144A±	6.86	10-15-2030	3,000,000	2,894,998
See accompanying notes to portfolio of investments
4 | Allspring Core Plus Bond Fund

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
GLS Auto Receivables Issuer Trust Series 2021-4A Class B144A	1.53%	4-15-2026	$1,765,000	$1,712,209
GLS Auto Receivables Issuer Trust Series 2020-2A Class B144A	3.16	6-16-2025	1,020,060	1,017,146
Gracie Point International Funding Series 2022-1A Class A (30 Day Average U.S. SOFR +2.25%)144A±	7.28	4-1-2024	10,992,944	10,971,233
Gracie Point International Funding Series 2022-2A Class A (30 Day Average U.S. SOFR +2.75%)144A±	7.78	7-1-2024	9,405,000	9,406,230
Hertz Vehicle Financing III LLC Series 2022-1A Class B144A	2.19	6-25-2026	2,450,000	2,268,709
Hertz Vehicle Financing LLC Series 2021-1A Class B144A	1.56	12-26-2025	4,700,000	4,386,604
Hotwire Funding LLC Series 2023-1A Class A2	5.69	5-20-2053	16,750,000	16,657,902
JFIN CLO Ltd. Series 2017-2A Class BR (3 Month LIBOR +1.60%)144A±	6.56	9-20-2029	10,000,000	9,718,783
Jonah Energy Abs I LLC Series 2022-1 Class A1144A	7.20	12-10-2037	10,666,067	10,551,090
Marlette Funding Trust Series 2021-2A Class B144A	1.06	9-15-2031	2,453,297	2,408,676
Marlette Funding Trust Series 2019-2A Class C144A	4.11	7-16-2029	420,776	419,855
MF1 Ltd. Series 2022-FL8 Class C (30 Day Average U.S. SOFR +2.20%)144A±	7.12	2-19-2037	8,750,000	8,149,897
MF1 Multifamily Housing Mortgage Loan Trust Series 2021- FL5 Class A (U.S. SOFR 1 Month +0.96%)144A±	6.03	7-15-2036	4,280,116	4,189,163
Mission Lane Credit Card Master Trust Series 2021-A Class A144A	1.59	9-15-2026	4,100,000	4,079,318
Neighborly Issuer LLC Series 2021-1A Class A2144A	3.58	4-30-2051	7,840,000	6,590,108
Oak Street Investment Grade Net Lease Fund Series 2021-1A Class A3144A	2.80	1-20-2051	4,925,000	4,445,017
Octagon Investment Partners 30 Ltd. Series 2017-1A Class A2R (3 Month LIBOR +1.45%)144A±	6.70	3-17-2030	8,205,000	7,943,748
Octane Receivables Trust Series 2021-1A Class A144A	0.93	3-22-2027	295,869	286,818
Octane Receivables Trust Series 2021-1A Class B144A	1.53	4-20-2027	3,000,000	2,784,146
Octane Receivables Trust Series 2020-1A Class A144A	1.71	2-20-2025	477,309	474,666
Octane Receivables Trust Series 2022-2A Class A144A	5.11	2-22-2028	5,039,462	4,979,758
Octane Receivables Trust Series 2023-1A Class A144A	5.87	5-21-2029	3,287,860	3,275,505
Octane Receivables Trust Series 2023-1A Class B144A	5.96	7-20-2029	3,045,000	3,029,952
OnDeck Asset Securitization Trust III LLC Series 2021-1A Class A144A	1.59	5-17-2027	12,640,000	11,887,000
OnDeck Asset Securitization Trust III LLC Series 2021-1A Class B144A	2.28	5-17-2027	4,000,000	3,633,706
OneMain Financial Issuance Trust Series 2020-1A Class A144A	3.84	5-14-2032	892,457	887,271
Pagaya AI Debt Selection Trust Series 2021-1 Class A144A	1.18	11-15-2027	681,488	678,614
Pagaya AI Debt Selection Trust Series 2021-HG1 Class A144A	1.22	1-16-2029	5,475,443	5,221,927
Pagaya AI Debt Trust Series 2023-1 Class A144A	7.56	7-15-2030	9,409,021	9,421,770
Palmer Square Loan Funding Ltd. Series 2021-3A Class A2 (3 Month LIBOR +1.40%)144A±	6.65	7-20-2029	12,060,000	11,745,739
Parallel Ltd. Series 2021-1A Class D (3 Month LIBOR +3.45%)144A±	8.71	7-15-2034	8,500,000	7,671,386
Pawnee Equipment Receivables LLC Series 2021-1 Class A2144A	1.10	7-15-2027	1,139,816	1,099,142
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 5

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
PFS Financing Corp. Series 2021-A Class A144A	0.71%	4-15-2026	$7,290,000	$6,958,466
Santander Drive Auto Receivables Trust Series 2021-1 Class C	0.75	2-17-2026	5,909,528	5,853,971
Santander Drive Auto Receivables Trust Series 2020-2 Class D	2.22	9-15-2026	1,994,278	1,952,740
Service Experts Issuer LLC Series 2021-1A Class A144A	2.67	2-2-2032	6,220,070	5,695,947
ServiceMaster Funding LLC Series 2020-1 Class A2I144A	2.84	1-30-2051	3,525,952	2,956,884
Sierra Timeshare Receivables Funding LLC Series 2018-3A Class C144A	4.17	9-20-2035	304,414	298,579
SLM Student Loan Trust Series 2003-10A Class A4 (3 Month LIBOR +0.67%)144A±	5.54	12-17-2068	4,011,835	3,882,181
Sound Point CLO III-R Ltd. Series 2013-2RA Class A1 (3 Month LIBOR +0.95%)144A±	6.21	4-15-2029	1,323,901	1,310,553
Sound Point Clo VIII-R Ltd. Series 2015-1RA Class BR (3 Month LIBOR +1.55%)144A±	6.81	4-15-2030	10,340,000	9,923,267
SpringCastle America Funding LLC Series 2020-AA Class A144A	1.97	9-25-2037	2,518,921	2,256,264
Starwood Ltd. Series 2022-FL3 Class A (30 Day Average U.S. SOFR +1.35%)144A±	6.22	11-15-2038	1,100,000	1,073,875
STORE Master Funding LLC Series 2023-1A Class A1	6.19	6-20-2053	7,000,000	6,998,977
Taco Bell Funding LLC Series 2021-1A Class A2I144A	1.95	8-25-2051	10,785,750	9,353,952
Taco Bell Funding LLC Series 2021-1A Class A23144A	2.54	8-25-2051	492,500	384,962
Towd Point Asset Trust Series 2018-SL1 Class A (1 Month LIBOR +0.60%)144A±	5.74	1-25-2046	426,283	423,817
Towd Point He Trust Series 2023-1 Class A1A144A	6.88	2-25-2063	9,774,171	9,893,878
Towd Point Mortgage Trust Series 2019-MH1 Class A1144A±±	3.00	11-25-2058	272,127	267,951
Vantage Data Centers LLC Series 2020-1A Class A2144A	1.65	9-15-2045	22,340,000	20,081,676
Voya CLO Ltd. Series 2017-1A Class BR (3 Month LIBOR +1.90%)144A±	7.16	4-17-2030	4,500,000	4,179,915
Wendy’s Funding LLC Series 2021-1A Class A2II144A	2.78	6-15-2051	540,375	435,528
Westgate Resorts LLC Series 2022-1A Class C144A	2.49	8-20-2036	10,892,463	10,220,964
Westlake Automobile Receivables Trust Series 2020-3A Class C144A	1.24	11-17-2025	3,856,919	3,799,048
Westlake Automobile Receivables Trust Series 2020-1A Class D144A	2.80	6-16-2025	3,996,896	3,954,375
Wingstop Funding LLC Series 2020-1A Class A2144A	2.84	12-5-2050	3,593,512	3,121,889
Zais CLO 6 Ltd. Series 2017-1A Class CR (3 Month LIBOR +2.65%)144A±	7.91	7-15-2029	7,450,000	7,236,971
Zais CLO Ltd. Series 2020-14A Class A1AR (3 Month LIBOR +1.20%)144A±	6.46	4-15-2032	1,652,212	1,626,484
Zaxby’s Funding LLC Series 2021-1A Class A2144A	3.24	7-30-2051	4,833,900	4,033,556
Total asset-backed securities (Cost $492,395,719)				471,399,376
Corporate bonds and notes: 17.25%
Basic materials: 0.13%
Chemicals: 0.13%
International Flavors & Fragrances, Inc.144A	3.47	12-1-2050	8,330,000	5,474,417
See accompanying notes to portfolio of investments
6 | Allspring Core Plus Bond Fund

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Communications: 1.23%
Internet: 0.15%
MercadoLibre, Inc.	3.13%	1-14-2031	$7,250,000	$5,915,184
Media: 0.39%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	5,000,000	3,699,044
Charter Communications Operating LLC/Charter Communications Operating Capital	4.40	12-1-2061	6,000,000	3,897,326
Charter Communications Operating LLC/Charter Communications Operating Capital	6.48	10-23-2045	655,000	592,791
CSC Holdings LLC144A	4.63	12-1-2030	2,000,000	854,948
Scripps Escrow, Inc.144A	5.88	7-15-2027	5,000,000	3,850,204
Time Warner Cable LLC	5.50	9-1-2041	3,605,000	2,979,411
				15,873,724
Telecommunications: 0.69%
AT&T, Inc.	3.55	9-15-2055	10,330,000	7,106,850
AT&T, Inc.%%	5.40	2-15-2034	8,000,000	8,014,279
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC144A	4.74	3-20-2025	1,965,000	1,945,529
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC144A	5.15	9-20-2029	10,900,000	10,819,836
				27,886,494
Consumer, cyclical: 1.98%
Airlines: 0.37%
Delta Air Lines Pass-Through Trust Series 2020-1 Class AA	2.00	12-10-2029	3,168,169	2,784,495
Delta Air Lines Pass-Through Trust Series 2015-1 Class B	4.25	1-30-2025	4,331,499	4,305,600
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.144A	6.50	6-20-2027	7,756,250	7,742,955
				14,833,050
Apparel: 0.16%
Michael Kors USA, Inc.144A	4.25	11-1-2024	6,753,000	6,525,086
Auto manufacturers: 0.74%
Daimler Truck Finance North America LLC144A	5.13	1-19-2028	18,825,000	18,771,002
General Motors Financial Co., Inc.	5.85	4-6-2030	7,520,000	7,445,741
Hyundai Capital America144A	1.30	1-8-2026	4,205,000	3,770,916
				29,987,659
Entertainment: 0.13%
Cinemark USA, Inc.144A	5.25	7-15-2028	1,500,000	1,313,085
Warnermedia Holdings, Inc.	5.14	3-15-2052	5,135,000	4,007,554
				5,320,639
Home builders: 0.11%
KB Home	4.00	6-15-2031	3,000,000	2,547,428
KB Home	4.80	11-15-2029	2,000,000	1,828,280
				4,375,708
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 7

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Lodging: 0.09%
Genting New York LLC/GENNY Capital, Inc.144A	3.30%	2-15-2026	$3,920,000	$3,503,459
Retail: 0.38%
Advance Auto Parts, Inc.	5.90	3-9-2026	6,100,000	6,181,470
LSF9 Atlantis Holdings LLC/Victra Finance Corp.144A	7.75	2-15-2026	5,000,000	4,637,779
Michaels Cos., Inc.144A	7.88	5-1-2029	1,160,000	712,750
Walgreens Boots Alliance, Inc.	4.80	11-18-2044	4,635,000	3,862,934
				15,394,933
Consumer, non-cyclical: 1.00%
Agriculture: 0.07%
BAT Capital Corp.	4.76	9-6-2049	3,260,000	2,415,079
Reynolds American, Inc.	7.00	8-4-2041	450,000	446,567
				2,861,646
Biotechnology: 0.04%
Amgen, Inc.	5.65	3-2-2053	910,000	910,341
Amgen, Inc.	5.75	3-2-2063	650,000	646,029
				1,556,370
Commercial services: 0.45%
Allied Universal Holdco LLC/Allied Universal Finance Corp.144A	6.00	6-1-2029	1,750,000	1,295,000
Global Payments, Inc.	5.40	8-15-2032	3,825,000	3,725,286
Global Payments, Inc.	5.95	8-15-2052	3,295,000	3,071,782
Howard University Series 22A	5.21	10-1-2052	2,565,000	2,171,308
PECF USS Intermediate Holding III Corp.144A	8.00	11-15-2029	1,500,000	776,250
Sabre Global, Inc.144A	11.25	12-15-2027	7,000,000	5,380,900
Upbound Group, Inc.144A	6.38	2-15-2029	2,000,000	1,760,854
				18,181,380
Food: 0.15%
Smithfield Foods, Inc.144A	2.63	9-13-2031	8,000,000	5,942,705
Healthcare-services: 0.21%
UnitedHealth Group, Inc.	5.20	4-15-2063	6,360,000	6,226,284
UnitedHealth Group, Inc.	6.05	2-15-2063	2,125,000	2,346,348
				8,572,632
Pharmaceuticals: 0.08%
CVS Health Corp.%%	5.88	6-1-2053	3,140,000	3,153,691
Energy: 0.80%
Oil & gas: 0.29%
Aethon United BR LP/Aethon United Finance Corp.144A	8.25	2-15-2026	3,000,000	2,903,032
Devon Energy Corp.	5.25	10-15-2027	4,482,000	4,433,014
Encino Acquisition Partners Holdings LLC144A	8.50	5-1-2028	2,255,000	2,071,781
Occidental Petroleum Corp.	4.30	8-15-2039	3,000,000	2,360,070
				11,767,897
See accompanying notes to portfolio of investments
8 | Allspring Core Plus Bond Fund

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pipelines: 0.51%
Energy Transfer LP	5.00%	5-15-2050	$5,965,000	$4,879,438
Harvest Midstream I LP144A	7.50	9-1-2028	2,275,000	2,175,376
Kinder Morgan, Inc.	5.20	6-1-2033	6,500,000	6,276,333
Plains All American Pipeline LP/PAA Finance Corp.	3.55	12-15-2029	5,420,000	4,795,054
Rockies Express Pipeline LLC144A	4.95	7-15-2029	1,975,000	1,772,089
Rockies Express Pipeline LLC144A	6.88	4-15-2040	1,000,000	860,000
				20,758,290
Financial: 8.47%
Banks: 3.78%
Bank of America Corp. (3 Month LIBOR +0.64%)±	2.02	2-13-2026	5,000,000	4,688,810
Bank of America Corp. Series N (U.S. SOFR +1.22%)±	2.65	3-11-2032	7,655,000	6,331,163
Bank of America Corp. (U.S. SOFR +1.33%)±	2.97	2-4-2033	9,400,000	7,839,922
Bank of America Corp. (3 Month LIBOR +1.58%)±	3.82	1-20-2028	6,000,000	5,679,585
Bank of America Corp. Series RR (5 Year Treasury Constant Maturity +2.76%)ʊ±	4.38	1-27-2027	5,500,000	4,592,500
Bank of America Corp. Series AA (3 Month LIBOR +3.90%)ʊ±	6.10	12-29-2049	2,590,000	2,525,250
Citigroup, Inc. Series W (5 Year Treasury Constant Maturity +3.60%)ʊ±	4.00	12-10-2025	5,000,000	4,281,000
Citigroup, Inc. (U.S. SOFR +2.09%)±	4.91	5-24-2033	9,765,000	9,493,558
Citigroup, Inc.	6.17	5-25-2034	9,000,000	9,127,332
Citigroup, Inc. Series T (U.S. SOFR 3 Month +4.78%)ʊ±	6.25	12-29-2049	1,030,000	996,539
Goldman Sachs Group, Inc. (U.S. SOFR +1.25%)±	2.38	7-21-2032	5,535,000	4,456,622
Goldman Sachs Group, Inc.	3.63	2-20-2024	7,000,000	6,892,919
JPMorgan Chase & Co. (U.S. SOFR 3 Month +0.70%)±	1.04	2-4-2027	3,165,000	2,829,919
JPMorgan Chase & Co. (U.S. SOFR +1.02%)±	2.07	6-1-2029	7,000,000	6,056,847
JPMorgan Chase & Co. Series KK (5 Year Treasury Constant Maturity +2.85%)ʊ±	3.65	6-1-2026	4,000,000	3,529,080
JPMorgan Chase & Co. (U.S. SOFR +1.75%)±	4.57	6-14-2030	4,040,000	3,908,600
JPMorgan Chase & Co. (U.S. SOFR +2.58%)±	5.72	9-14-2033	2,260,000	2,287,043
JPMorgan Chase & Co. Series Q (3 Month LIBOR +3.25%)ʊ±	8.55	12-29-2049	6,625,000	6,658,125
M&T Bank Corp. (U.S. SOFR +1.85%)±	5.05	1-27-2034	10,080,000	9,301,743
Morgan Stanley (U.S. SOFR +1.20%)±	2.51	10-20-2032	6,850,000	5,560,519
Morgan Stanley (U.S. SOFR +1.73%)±	5.12	2-1-2029	8,930,000	8,885,362
Morgan Stanley (U.S. SOFR +1.59%)±	5.16	4-20-2029	8,000,000	7,973,880
Morgan Stanley (U.S. SOFR +2.62%)±	5.30	4-20-2037	5,850,000	5,570,026
National Securities Clearing Corp.	5.00	5-30-2028	5,000,000	5,019,506
PNC Financial Services Group, Inc. Series S (3 Month LIBOR +3.30%)ʊ±	5.00	12-29-2049	565,000	482,212
PNC Financial Services Group, Inc. Series U (5 Year Treasury Constant Maturity +3.00%)ʊ±	6.00	5-15-2027	1,850,000	1,657,770
PNC Financial Services Group, Inc. Series W (7 Year Treasury Constant Maturity +2.81%)ʊ±	6.25	3-15-2030	2,750,000	2,495,625
Wells Fargo & Co. (U.S. SOFR +1.50%)±	3.35	3-2-2033	9,600,000	8,246,172
Wells Fargo & Co. (U.S. SOFR +1.32%)±	3.91	4-25-2026	5,700,000	5,546,764
				152,914,393
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 9

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified financial services: 1.65%
Blackstone Holdings Finance Co. LLC144A	5.00%	6-15-2044	$1,015,000	$869,434
Blackstone Holdings Finance Co. LLC144A	6.20	4-22-2033	9,485,000	9,767,820
Charles Schwab Corp.	3.20	1-25-2028	8,575,000	7,789,002
Charles Schwab Corp. Series I (5 Year Treasury Constant Maturity +3.17%)ʊ±	4.00	6-1-2026	4,000,000	3,268,800
Charles Schwab Corp.	5.85	5-19-2034	7,000,000	7,095,515
Enact Holdings, Inc.144A	6.50	8-15-2025	3,600,000	3,536,722
Private Export Funding Corp.144A	0.55	7-30-2024	29,766,000	28,185,301
Toll Road Investors Partnership II LP Series 1999B144A	0.00	2-15-2026	5,630,000	4,695,097
Toll Road Investors Partnership II LP Series 1999B144A	0.00	2-15-2027	1,050,000	819,939
Toll Road Investors Partnership II LP Series 1999B144A	0.00	2-15-2028	1,150,000	837,661
				66,865,291
Insurance: 1.33%
Athene Global Funding144A	1.99	8-19-2028	2,860,000	2,298,529
Athene Global Funding144A	2.55	11-19-2030	3,000,000	2,308,504
Guardian Life Insurance Co. of America144A	4.85	1-24-2077	1,045,000	885,235
Hill City Funding Trust144A	4.05	8-15-2041	6,955,000	4,637,569
Maple Grove Funding Trust I144A	4.16	8-15-2051	4,000,000	2,803,343
MetLife, Inc. Series G (5 Year Treasury Constant Maturity +3.58%)ʊ±	3.85	9-15-2025	7,000,000	6,499,086
MetLife, Inc.	5.00	7-15-2052	4,430,000	4,028,291
Metropolitan Life Global Funding I144A	5.15	3-28-2033	13,000,000	12,969,503
National Life Insurance Co. (3 Month LIBOR +3.31%)144A±	5.25	7-19-2068	1,668,000	1,560,249
Northwestern Mutual Life Insurance Co.144A	3.63	9-30-2059	1,500,000	1,071,591
OneAmerica Financial Partners, Inc.144A	4.25	10-15-2050	570,000	404,083
Prudential Financial, Inc. (5 Year Treasury Constant Maturity +3.16%)±	5.13	3-1-2052	3,600,000	3,227,868
Sammons Financial Group, Inc.144A	3.35	4-16-2031	1,875,000	1,452,056
Sammons Financial Group, Inc.144A	4.75	4-8-2032	4,325,000	3,666,573
Security Benefit Global Funding144A	1.25	5-17-2024	3,000,000	2,849,804
Transatlantic Holdings, Inc.	8.00	11-30-2039	2,329,000	2,873,772
				53,536,056
Investment Companies: 0.04%
Ares Capital Corp.	2.88	6-15-2028	1,980,000	1,649,769
Private equity: 0.03%
KKR Group Finance Co. VIII LLC144A	3.50	8-25-2050	1,910,000	1,267,824
REITS: 1.64%
Brandywine Operating Partnership LP	7.55	3-15-2028	7,370,000	6,275,413
EPR Properties	3.60	11-15-2031	2,060,000	1,574,348
EPR Properties	3.75	8-15-2029	3,870,000	3,069,061
Extra Space Storage LP	5.70	4-1-2028	4,790,000	4,854,813
GLP Capital LP/GLP Financing II, Inc.	3.25	1-15-2032	5,000,000	4,053,223
GLP Capital LP/GLP Financing II, Inc.	4.00	1-15-2030	3,655,000	3,180,710
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	5.25	10-1-2025	1,820,000	1,704,104
See accompanying notes to portfolio of investments
10 | Allspring Core Plus Bond Fund

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
REITS (continued)
MPT Operating Partnership LP/MPT Finance Corp.	3.50%	3-15-2031	$5,000,000	$3,374,994
National Health Investors, Inc.	3.00	2-1-2031	2,000,000	1,462,048
Omega Healthcare Investors, Inc.	3.38	2-1-2031	2,930,000	2,312,052
Omega Healthcare Investors, Inc.	3.63	10-1-2029	4,495,000	3,677,467
Omega Healthcare Investors, Inc.	4.75	1-15-2028	840,000	770,078
Sabra Health Care LP	5.13	8-15-2026	11,140,000	10,547,328
SBA Tower Trust144A	1.63	5-15-2051	6,595,000	5,749,771
Service Properties Trust	4.35	10-1-2024	3,000,000	2,877,269
Service Properties Trust	4.75	10-1-2026	2,000,000	1,707,416
WEA Finance LLC/Westfield U.K. & Europe Finance PLC144A	3.75	9-17-2024	7,654,000	7,227,813
WEA Finance LLC/Westfield U.K. & Europe Finance PLC144A	4.75	9-17-2044	2,610,000	1,856,727
				66,274,635
Industrial: 0.46%
Aerospace/defense: 0.13%
Boeing Co.	5.81	5-1-2050	3,410,000	3,338,392
Spirit AeroSystems, Inc.144A	9.38	11-30-2029	2,000,000	2,130,236
				5,468,628
Building materials: 0.12%
Camelot Return Merger Sub, Inc.144A	8.75	8-1-2028	5,000,000	4,712,990
Miscellaneous manufacturing: 0.03%
General Electric Co. Series D (3 Month LIBOR +3.33%)ʊ±	8.20	12-29-2049	1,166,000	1,160,753
Packaging & containers: 0.04%
Clydesdale Acquisition Holdings, Inc.144A	8.75	4-15-2030	2,000,000	1,729,896
Trucking & leasing: 0.14%
Fortress Transportation & Infrastructure Investors LLC144A	6.50	10-1-2025	1,659,000	1,611,241
Penske Truck Leasing Co. LP/PTL Finance Corp.144A	6.20	6-15-2030	4,000,000	4,021,980
				5,633,221
Technology: 1.82%
Computers: 0.30%
Fortinet, Inc.	2.20	3-15-2031	13,000,000	10,640,908
Kyndryl Holdings, Inc.	2.05	10-15-2026	1,912,000	1,635,910
				12,276,818
Semiconductors: 0.99%
Intel Corp.	5.70	2-10-2053	9,550,000	9,433,950
KLA Corp.	4.95	7-15-2052	8,280,000	7,991,616
Marvell Technology, Inc.	4.88	6-22-2028	10,775,000	10,496,969
Micron Technology, Inc.	5.88	2-9-2033	12,120,000	12,065,607
				39,988,142
Software: 0.53%
Fidelity National Information Services, Inc.	5.63	7-15-2052	1,485,000	1,400,353
Oracle Corp.	2.88	3-25-2031	13,000,000	11,052,619
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 11

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal		Value
Software (continued)
Oracle Corp.	3.95%	3-25-2051		$9,180,000	$6,732,701
Oracle Corp.	6.25	11-9-2032		2,180,000	2,305,285
					21,490,958
Utilities: 1.36%
Electric: 1.18%
Basin Electric Power Cooperative144A	4.75	4-26-2047		2,315,000	1,967,669
CenterPoint Energy, Inc. (U.S. SOFR +0.65%)±	5.74	5-13-2024		2,446,221	2,439,513
Duke Energy Indiana LLC	5.40	4-1-2053		5,000,000	4,965,210
National Rural Utilities Cooperative Finance Corp.	5.80	1-15-2033		8,015,000	8,459,729
NRG Energy, Inc.144A	4.45	6-15-2029		6,415,000	5,733,496
Oglethorpe Power Corp.	5.05	10-1-2048		1,060,000	932,678
Oklahoma Gas & Electric Co.	5.60	4-1-2053		5,465,000	5,480,402
Oncor Electric Delivery Co. LLC	2.95	4-1-2025		9,369,000	9,019,087
Southern California Edison Co.	3.65	2-1-2050		1,600,000	1,188,189
Vistra Operations Co. LLC144A	3.70	1-30-2027		8,315,000	7,703,940
					47,889,913
Gas: 0.18%
Southern California Gas Co.	5.20	6-1-2033		7,280,000	7,241,469
Total corporate bonds and notes (Cost $747,796,284)					697,985,720
Foreign corporate bonds and notes: 2.19%
Communications: 0.39%
Media: 0.09%
Tele Columbus AG144A	3.88	5-2-2025	EUR	2,320,000	1,655,299
Ziggo Bond Co. BV144A	3.38	2-28-2030	EUR	2,500,000	1,913,411
					3,568,710
Telecommunications: 0.30%
SES SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.19%)144Aʊ±	2.88	5-27-2026	EUR	1,800,000	1,577,351
Tele2 AB144A	0.75	3-23-2031	EUR	5,400,000	4,527,674
Telefonica Europe BV144Aʊ	6.14	2-3-2030	EUR	6,000,000	6,169,628
					12,274,653
Consumer, cyclical: 0.52%
Auto manufacturers: 0.20%
Jaguar Land Rover Automotive PLC144A	6.88	11-15-2026	EUR	5,700,000	6,020,106
Stellantis NV144A	2.00	3-20-2025	EUR	1,800,000	1,862,918
					7,883,024
Auto parts & equipment: 0.12%
Faurecia SE144A	7.25	6-15-2026	EUR	4,350,000	4,825,475
Distribution/wholesale: 0.04%
Azelis Finance NV144A	5.75	3-15-2028	EUR	1,500,000	1,619,961
See accompanying notes to portfolio of investments
12 | Allspring Core Plus Bond Fund

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal		Value
Entertainment: 0.16%
Cirsa Finance International Sarl144A	10.38%	11-30-2027	EUR	3,150,000	$3,611,146
International Game Technology PLC144A	3.50	6-15-2026	EUR	1,500,000	1,556,818
Lottomatica SpA144A	6.25	7-15-2025	EUR	1,300,000	1,409,024
					6,576,988
Consumer, non-cyclical: 0.24%
Agriculture: 0.17%
Altria Group, Inc.	1.70	6-15-2025	EUR	2,000,000	2,045,345
BAT International Finance PLC144A	2.25	1-16-2030	EUR	5,250,000	4,683,670
					6,729,015
Commercial services: 0.04%
Verisure Holding AB144A	9.25	10-15-2027	EUR	1,525,000	1,735,702
Food: 0.03%
Sigma Holdco BV144A	5.75	5-15-2026	EUR	1,500,000	1,334,821
Energy: 0.13%
Oil & gas: 0.13%
Petroleos Mexicanos144A	3.75	2-21-2024	EUR	1,000,000	1,047,522
Repsol International Finance BV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +2.77%)144Aʊ±	2.50	12-22-2026	EUR	4,500,000	4,184,745
					5,232,267
Financial: 0.43%
Banks: 0.40%
ABN AMRO Bank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.90%)144Aʊ±	4.75	9-22-2027	EUR	3,300,000	2,953,467
Deutsche Bank AG (3 Month EURIBOR +2.95%)144A±	5.00	9-5-2030	EUR	7,000,000	7,221,139
Nordea Bank Abp (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.00%)144Aʊ±	3.50	3-12-2025	EUR	6,000,000	5,939,413
					16,114,019
Real estate: 0.03%
Akelius Residential Property AB (EURIBOR ICE Swap Rate 11:00am +3.49%)144A±	3.88	10-5-2078	EUR	1,254,000	1,332,970
Industrial: 0.27%
Engineering & construction: 0.15%
Cellnex Finance Co. SA144A	2.00	9-15-2032	EUR	3,400,000	2,878,793
Infrastrutture Wireless Italiane SpA144A	1.75	4-19-2031	EUR	3,800,000	3,437,413
					6,316,206
Packaging & containers: 0.12%
Canpack SA/Canpack U.S. LLC144A	2.38	11-1-2027	EUR	5,500,000	4,710,039
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 13

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal		Value
Utilities: 0.21%
Electric: 0.21%
RWE AG144A	2.75%	5-24-2030	EUR	8,330,000	$8,246,704
Total foreign corporate bonds and notes (Cost $95,830,476)					88,500,554
Foreign government bonds: 6.21%
Brazil Letras do Tesouro Nacional¤	0.00	1-1-2024	BRL	57,000,000	10,445,955
Brazil Letras do Tesouro Nacional¤	0.00	7-1-2024	BRL	60,000,000	10,445,615
Brazil Notas do Tesouro Nacional	10.00	1-1-2029	BRL	60,000,000	11,638,658
Brazil Notas do Tesouro Nacional	10.00	1-1-2025	BRL	8,600,000	1,659,769
Brazil Notas do Tesouro Nacional	10.00	1-1-2027	BRL	28,600,000	5,482,389
Bundesobligation144A	1.30	10-15-2027	EUR	82,215,000	84,295,902
French Republic144A	0.75	2-25-2028	EUR	85,285,000	83,649,478
Malaysia	3.88	3-14-2025	MYR	64,915,000	14,201,505
Spain¤	0.00	1-31-2028	EUR	31,635,000	29,514,584
Total foreign government bonds (Cost $254,054,350)					251,333,855

	Shares
Investment companies: 0.85%
Exchange-traded funds: 0.85%
Xtrackers USD High Yield Corporate Bond ETF	1,009,400	34,329,694
Total investment companies (Cost $34,188,311)		34,329,694

			Principal
Loans: 0.45%
Communications: 0.08%
Media: 0.08%
DirecTV Financing LLC (1 Month LIBOR +5.00%)±	10.15	8-2-2027	$3,460,000	3,277,277
Consumer, cyclical: 0.10%
Airlines: 0.10%
American Airlines, Inc. (3 Month LIBOR +4.75%)±	10.00	4-20-2028	1,583,000	1,588,192
Mileage Plus Holdings LLC (3 Month LIBOR +5.25%)±	10.21	6-21-2027	2,103,750	2,175,846
				3,764,038
Consumer, non-cyclical: 0.14%
Commercial services: 0.13%
Geo Group, Inc. (U.S. SOFR CME 1 Month +7.13%)±	12.22	3-23-2027	3,600,506	3,645,512
MPH Acquisition Holdings LLC (3 Month LIBOR +4.25%)±	9.73	9-1-2028	1,974,937	1,654,840
				5,300,352
Healthcare-services: 0.01%
Surgery Center Holdings, Inc. (1 Month LIBOR +3.75%)±	8.86	8-31-2026	404,671	401,498
Energy: 0.06%
Pipelines: 0.06%
GIP II Blue Holding LP (3 Month LIBOR +4.50%)±	9.66	9-29-2028	2,540,177	2,530,652
See accompanying notes to portfolio of investments
14 | Allspring Core Plus Bond Fund

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial: 0.07%
Building materials: 0.02%
Standard Industries, Inc. (U.S. SOFR CME 1 Month +2.25%)±	7.71%	9-22-2028	872,573	$865,610
Machinery-diversified: 0.02%
Vertical U.S. Newco, Inc. (6 Month LIBOR +3.50%)±	8.60	7-30-2027	875,919	843,510
Metal fabricate/hardware: 0.03%
Werner FinCo LP (3 Month LIBOR +4.00%)±	9.16	7-24-2024	1,009,422	999,640
Total loans (Cost $18,177,142)				17,982,577
Municipal obligations: 0.18%
California: 0.04%
Transportation revenue: 0.04%
Alameda Corridor Transportation Authority Series B☼	0.00	10-1-2028	$2,115,000	1,621,047
Illinois: 0.09%
GO revenue: 0.04%
Will County Community High School District No. 210 Lincoln-Way☼	0.00	1-1-2025	1,820,000	1,706,439
Housing revenue: 0.04%
Metropolitan Pier & Exposition Authority☼	0.00	6-15-2026	1,975,000	1,758,651
Tax revenue: 0.01%
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B☼	0.00	12-15-2051	765,000	177,664
				3,642,754
Kansas: 0.00%
Health revenue: 0.00%
Kansas Development Finance Authority Village Shalom Obligated Group Series B	4.00	11-15-2025	90,000	84,546
Maryland: 0.00%
Education revenue: 0.00%
Maryland Health & HEFAR Green Street Academy, Inc. Series B144A	6.75	7-1-2023	195,000	194,678
Pennsylvania: 0.05%
Housing revenue: 0.05%
Commonwealth Financing Authority Department of Education Series A	4.14	6-1-2038	1,995,000	1,816,725
Total municipal obligations (Cost $7,390,650)				7,359,750
Non-agency mortgage-backed securities: 5.08%
Agate Bay Mortgage Trust Series 2015-3 Class B3144A±±	3.54	4-25-2045	828,771	745,132
Angel Oak Mortgage Trust Series 2020-4 Class A1144A±±	1.47	6-25-2065	1,040,484	948,664
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 15

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Angel Oak Mortgage Trust I LLC Series 2019-4 Class A1144A±±	2.99%	7-26-2049	$2,731	$2,718
Benchmark Mortgage Trust Series 2022-B35 Class A5±±	4.44	5-15-2055	21,565,000	20,068,501
Benchmark Mortgage Trust Series 2022-B33 Class A5	3.46	3-15-2055	13,546,000	11,947,558
BMO Mortgage Trust Series 2023-C4 Class A5±±	5.12	2-15-2056	6,000,000	5,985,323
Bunker Hill Loan Depositary Trust Series 2019-3 Class A1144A	2.72	11-25-2059	735,038	703,789
BX Trust Series 2019-OC11 Class A144A	3.20	12-9-2041	4,975,000	4,330,825
BX Trust Series 2021-ARIA Class D (1 Month LIBOR +1.90%)144A±	7.00	10-15-2036	8,035,000	7,631,079
BX Trust Series 2022-CLS Class C144A	6.79	10-13-2027	1,000,000	958,624
BX Trust Series 2021-ARIA Class A (1 Month LIBOR +0.90%)144A±	6.01	10-15-2036	3,680,000	3,558,896
Cascade Funding Mortgage Trust Series 2018-RM2 Class A144A±±	4.00	10-25-2068	339,157	327,391
CD Mortgage Trust Series 2017-CD6 Class A5	3.46	11-13-2050	1,035,000	949,095
CFMT LLC Series 2021-HB7 Class M2144A±±	2.68	10-27-2031	5,750,000	5,257,272
CHNGE Mortgage Trust Series 2022-1 Class A1144A±±	3.01	1-25-2067	6,609,436	5,956,131
COLT Mortgage Loan Trust Series 2022-7 Class A1144A	5.16	4-25-2067	6,232,467	6,129,662
CSMC Trust Series 2013-IVR2 Class B4144A±±	3.39	4-25-2043	742,012	666,440
CSMC Trust Series 2021-AFC1 Class A2144A±±	1.07	3-25-2056	5,291,183	4,045,913
CSMLT Trust Series 2015-1 Class B4144A±±	3.80	5-25-2045	2,404,456	2,205,241
DBWF Mortgage Trust Series 2018-GLKS Class A (1 Month LIBOR +1.13%)144A±	6.26	12-19-2030	582,684	573,642
Financial Asset Securitization Inc. Series 1997-NAM2 Class B2†±±	8.00	7-25-2027	15,908	2
FREED Mortgage Trust Series 2022-HE1 Class A144A	7.00	10-25-2037	10,380,169	10,351,833
FREMF Mortgage Trust Series 2020-KF76 Class B (1 Month LIBOR +2.75%)144A±	7.81	1-25-2030	2,011,172	1,882,194
GCAT Trust Series 2019-RPL1 Class A1144A±±	2.65	10-25-2068	1,963,172	1,844,030
GS Mortgage Securities Trust Series 2019-GSA1 Class C±±	3.81	11-10-2052	500,000	380,556
GS Mortgage Securities Trust Series 2017-GS7 Class A3	3.17	8-10-2050	990,000	898,662
GS Mortgage-Backed Securities Corp. Trust Series 2019-PJ2 Class A4144A±±	4.00	11-25-2049	200,612	188,265
Homeward Opportunities Fund I Trust Series 2020-2 Class A2144A±±	2.64	5-25-2065	604,345	589,632
HPLY Trust Series 2019-HIT Class A (1 Month LIBOR +1.00%)144A±	6.11	11-15-2036	2,274,077	2,245,382
Imperial Fund Mortgage Trust Series 2020-NQM1 Class A1144A±±	1.38	10-25-2055	829,054	734,190
Imperial Fund Mortgage Trust Series 2022-NQM3 Class A3144A±±	4.45	5-25-2067	17,223,000	14,601,263
Imperial Fund Mortgage Trust Series 2021-NQM1 Class A1144A±±	1.07	6-25-2056	1,528,231	1,290,099
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-MFP Class A (1 Month LIBOR +0.96%)144A±	6.07	7-15-2036	1,540,578	1,528,931
JP Morgan Mortgage Trust Series 2013-3 Class B4144A±±	3.35	7-25-2043	3,616,907	2,663,813
JP Morgan Mortgage Trust Series 2014-2 Class B4144A±±	3.41	6-25-2029	1,215,000	1,023,156
JP Morgan Mortgage Trust Series 2020-1 Class A15144A±±	3.50	6-25-2050	1,216,218	1,078,850
See accompanying notes to portfolio of investments
16 | Allspring Core Plus Bond Fund

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Med Trust Series 2021-MDLN Class B (1 Month LIBOR +1.45%)144A±	6.56%	11-15-2038	$8,957,013	$8,634,179
MFA Trust Series 2020-NQM3 Class A1144A±±	1.01	1-26-2065	977,545	877,311
MFA Trust Series 2020-NQM3 Class M1144A±±	2.65	1-26-2065	2,650,000	2,113,839
MFA Trust Series 2021-NQM1 Class A2144A±±	1.38	4-25-2065	3,108,542	2,728,749
MFA Trust Series 2022-NQM2 Class A1144A	4.00	5-25-2067	6,784,155	6,453,840
Mill City Mortgage Loan Trust Series 2019-GS1 Class M2144A±±	3.25	7-25-2059	4,592,000	3,818,366
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 Class B±±	3.31	9-15-2049	610,000	528,622
Morgan Stanley Capital I Trust Series 2014-150E Class A144A	3.91	9-9-2032	6,695,000	5,316,639
New Residential Mortgage Loan Trust Series 2019-RPL3 Class M1144A±±	3.25	7-25-2059	5,000,000	4,231,135
OBX Trust Series 2020-INV1 Class A21144A±±	3.50	12-25-2049	1,716,416	1,520,792
OBX Trust Series 2022-NQM7 Class A1144A	5.11	8-25-2062	5,046,362	4,942,613
Residential Mortgage Loan Trust Series 2021-1R Class A2144A±±	1.10	1-25-2065	962,584	868,667
Residential Mortgage Loan Trust Series 2020-1 Class M1144A±±	3.24	1-26-2060	5,000,000	4,267,079
SFAVE Commercial Mortgage Securities Trust Series 2015- 5AVE Class D144A±±	4.39	1-5-2043	1,927,000	1,025,809
Shellpoint Co-Originator Trust Series 2016-1 Class B2144A±±	3.56	11-25-2046	4,857,945	4,287,145
Starwood Mortgage Residential Trust Series 2021-6 Class A1144A±±	1.92	11-25-2066	2,149,721	1,768,119
Towd Point Mortgage Trust Series 2015-2 Class 1M2144A±±	3.53	11-25-2060	2,971,300	2,905,094
Towd Point Mortgage Trust Series 2017-4 Class A1144A±±	2.75	6-25-2057	747,124	706,518
Towd Point Mortgage Trust Series 2019-4 Class M1144A±±	3.50	10-25-2059	4,000,000	3,411,591
Towd Point Mortgage Trust Series 2019-4 Class M2144A±±	3.75	10-25-2059	3,680,000	2,983,300
Towd Point Mortgage Trust Series 2020-1 Class A1144A±±	2.71	1-25-2060	9,012,654	8,374,574
UBS Commercial Mortgage Trust Series 2018-NYCH Class A (1 Month LIBOR +0.85%)144A±	5.96	2-15-2032	2,545,036	2,498,853
UBS Commercial Mortgage Trust Series 2017-C5 Class A5	3.47	11-15-2050	1,140,000	1,051,909
Verus Securitization Trust Series 2021-R3 Class A1144A±±	1.02	4-25-2064	1,958,843	1,734,519
Verus Securitization Trust Series 2022-4 Class A1144A	4.47	4-25-2067	4,229,903	4,062,829
Total non-agency mortgage-backed securities (Cost $223,158,111)				205,404,845
U.S. Treasury securities: 17.86%
U.S. Treasury Bonds	2.00	11-15-2041	43,175,000	31,726,879
U.S. Treasury Bonds	3.00	2-15-2048	2,075,000	1,753,943
U.S. Treasury Bonds	3.00	2-15-2049	32,945,000	27,910,592
U.S. Treasury Bonds	3.00	8-15-2052	51,060,000	43,395,016
U.S. Treasury Bonds	3.13	5-15-2048	65,580,000	56,716,453
U.S. Treasury Bonds	3.25	5-15-2042	3,410,000	3,062,740
U.S. Treasury Bonds	3.63	2-15-2053	34,500,000	33,136,172
U.S. Treasury Bonds	3.63	5-15-2053	27,700,000	26,652,594
U.S. Treasury Bonds	3.88	2-15-2043	45,645,000	44,803,420
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 17

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Bonds	3.88%	5-15-2043	$290,000	$284,744
U.S. Treasury Bonds	4.00	11-15-2052	13,110,000	13,476,670
U.S. Treasury Notes	2.25	1-31-2024	64,000,000	62,712,500
U.S. Treasury Notes##	3.38	5-15-2033	83,470,000	81,683,220
U.S. Treasury Notes	3.50	2-15-2033	81,135,000	80,171,522
U.S. Treasury Notes	3.63	3-31-2028	33,880,000	33,620,606
U.S. Treasury Notes	3.63	5-31-2028	1,375,000	1,367,158
U.S. Treasury Notes	3.75	5-31-2030	39,305,000	39,427,828
U.S. Treasury Notes	4.13	11-15-2032	15,910,000	16,499,167
U.S. Treasury Notes##	4.63	3-15-2026	104,650,000	106,137,992
U.S. Treasury STRIPS Coupon¤	0.00	5-15-2040	27,955,000	14,080,614
U.S. Treasury STRIPS Coupon¤	0.00	5-15-2044	9,270,000	3,895,826
Total U.S. Treasury securities (Cost $743,149,072)				722,515,656
Yankee corporate bonds and notes: 8.16%
Basic materials: 0.23%
Chemicals: 0.23%
Braskem Netherlands Finance BV144A	7.25	2-13-2033	7,175,000	6,919,634
Westlake Corp.	1.63	7-17-2029	2,750,000	2,458,986
				9,378,620
Communications: 0.48%
Internet: 0.25%
Alibaba Group Holding Ltd.	3.15	2-9-2051	4,135,000	2,676,640
Prosus NV144A	3.83	2-8-2051	3,000,000	1,767,575
Prosus NV144A	4.03	8-3-2050	1,565,000	947,205
Prosus NV144A	4.99	1-19-2052	3,000,000	2,102,416
Tencent Holdings Ltd.144A	3.68	4-22-2041	3,250,000	2,512,643
				10,006,479
Telecommunications: 0.23%
Rogers Communications, Inc.144A	4.55	3-15-2052	7,975,000	6,333,138
Telefonica Emisiones SA	5.21	3-8-2047	3,485,000	2,943,663
				9,276,801
Consumer, cyclical: 0.45%
Airlines: 0.11%
Air Canada Pass-Through Trust Series 2020-1 Class C144A	10.50	7-15-2026	4,000,000	4,304,000
Entertainment: 0.17%
Genm Capital Labuan Ltd.144A	3.88	4-19-2031	8,900,000	7,125,011
Leisure time: 0.17%
Royal Caribbean Cruises Ltd.	4.25	6-15-2023	3,400,000	3,478,244
Royal Caribbean Cruises Ltd.144A	11.63	8-15-2027	3,000,000	3,260,356
				6,738,600
See accompanying notes to portfolio of investments
18 | Allspring Core Plus Bond Fund

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer, non-cyclical: 0.86%
Agriculture: 0.18%
Viterra Finance BV144A	4.90%	4-21-2027	$7,615,000	$7,294,154
Healthcare-products: 0.37%
Danaher Corp.	2.50	3-30-2030	15,000,000	15,083,967
Pharmaceuticals: 0.31%
Perrigo Finance Unlimited Co.	4.90	12-15-2044	1,500,000	1,094,214
Pfizer Investment Enterprises Pte. Ltd.	5.30	5-19-2053	4,910,000	5,054,717
Teva Pharmaceutical Finance Netherlands III BV	8.13	9-15-2031	6,000,000	6,230,022
				12,378,953
Energy: 0.57%
Oil & gas: 0.27%
BP Capital Markets PLC (5 Year Treasury Constant Maturity +4.40%)ʊ±	4.88	3-22-2030	4,950,000	4,498,313
Petroleos Mexicanos	6.70	2-16-2032	2,650,000	1,986,054
QatarEnergy144A	3.13	7-12-2041	6,000,000	4,523,712
				11,008,079
Pipelines: 0.30%
Enbridge, Inc.	5.70	3-8-2033	8,000,000	8,135,292
Galaxy Pipeline Assets Bidco Ltd.144A	2.16	3-31-2034	4,431,065	3,771,287
				11,906,579
Financial: 4.53%
Banks: 2.89%
ABN AMRO Bank NV144A	4.75	7-28-2025	1,800,000	1,744,898
Banco Industrial SA (5 Year Treasury Constant Maturity +4.44%)144A±	4.88	1-29-2031	1,500,000	1,403,250
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity +4.64%)144Aʊ±	5.88	1-24-2027	4,250,000	3,606,707
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity +4.97%)144Aʊ±	6.75	9-27-2024	1,565,000	1,460,170
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (5 Year Treasury Constant Maturity +3.00%)144A±	5.95	10-1-2028	1,700,000	1,687,760
Banco Santander SA (1 Year Treasury Constant Maturity +0.45%)±	0.70	6-30-2024	9,000,000	8,955,962
Corp. Financiera de Desarrollo SA (3 Month LIBOR +5.61%)144A±	5.25	7-15-2029	1,185,000	1,149,450
Credit Suisse Group AG (U.S. SOFR +1.73%)144A±	3.09	5-14-2032	4,695,000	3,774,146
Credit Suisse Group AG (U.S. SOFR +3.70%)144A±	6.44	8-11-2028	4,200,000	4,184,418
Danske Bank AS (1 Year Treasury Constant Maturity +1.75%)144A±	4.30	4-1-2028	10,000,000	9,388,831
Danske Bank AS144A	5.38	1-12-2024	3,205,000	3,179,893
Deutsche Bank AG (USD ICE Swap Rate 11:00am NY 5 Year +2.55%)±	4.88	12-1-2032	1,750,000	1,457,356
Federation des Caisses Desjardins du Quebec144A	5.70	3-14-2028	11,145,000	11,242,536
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 19

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks (continued)
HSBC Holdings PLC (U.S. SOFR +0.71%)±	0.98%	5-24-2025	$4,200,000	$3,989,979
HSBC Holdings PLC (3 Month LIBOR +1.61%)±	3.97	5-22-2030	4,670,000	4,261,100
Itau Unibanco Holding SA144A	3.25	1-24-2025	3,510,000	3,402,458
Macquarie Bank Ltd. (5 Year Treasury Constant Maturity +1.70%)144A±	3.05	3-3-2036	8,875,000	6,696,331
Mitsubishi UFJ Financial Group, Inc. (1 Year Treasury Constant Maturity +1.63%)±	5.44	2-22-2034	15,485,000	15,597,620
National Australia Bank Ltd. (5 Year Treasury Constant Maturity +1.70%)144A±	3.35	1-12-2037	8,835,000	6,959,688
NatWest Markets plc144A	1.60	9-29-2026	4,000,000	3,563,090
UBS Group AG (1 Year Treasury Constant Maturity +0.85%)144A±	1.49	8-10-2027	10,800,000	9,310,905
UBS Group AG (1 Year Treasury Constant Maturity +2.05%)144A±	4.70	8-5-2027	4,480,000	4,305,576
UBS Group AG (5 Year Treasury Constant Maturity +3.40%)144Aʊ±	4.88	2-12-2027	3,940,000	3,055,875
Unicredit SpA (5 Year Treasury Constant Maturity +4.75%)144A±	5.46	6-30-2035	3,000,000	2,530,013
				116,908,012
Diversified financial services: 0.82%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	2.45	10-29-2026	11,015,000	9,822,146
Avolon Holdings Funding Ltd.144A	2.75	2-21-2028	2,000,000	1,663,739
Avolon Holdings Funding Ltd.144A	5.50	1-15-2026	2,515,000	2,420,815
Brookfield Finance, Inc.	3.50	3-30-2051	7,365,000	4,820,821
CI Financial Corp.	4.10	6-15-2051	13,490,000	8,071,732
Computershare U.S., Inc.144A	1.13	10-7-2031	7,450,000	6,101,889
Unifin Financiera SAB de CV144A†	9.88	1-28-2029	2,350,000	62,818
				32,963,960
Insurance: 0.54%
Athene Global Funding144A	0.37	9-10-2026	5,600,000	5,194,836
Nippon Life Insurance Co. (5 Year Treasury Constant Maturity +2.60%)144A±	2.90	9-16-2051	2,000,000	1,655,394
Sompo International Holdings Ltd.	7.00	7-15-2034	1,330,000	1,449,617
Swiss Re Finance Luxembourg SA (5 Year Treasury Constant Maturity +3.58%)144A±	5.00	4-2-2049	11,700,000	11,173,500
Validus Holdings Ltd.	8.88	1-26-2040	2,000,000	2,437,981
				21,911,328
Savings & loans: 0.28%
Nationwide Building Society144A	4.85	7-27-2027	11,630,000	11,421,574
Government securities: 0.07%
Multi-national: 0.07%
African Export-Import Bank144A	3.80	5-17-2031	2,600,000	2,103,504
Banque Ouest Africaine de Developpement144A	5.00	7-27-2027	960,000	878,400
				2,981,904
See accompanying notes to portfolio of investments
20 | Allspring Core Plus Bond Fund

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial: 0.25%
Engineering & construction: 0.07%
Cellnex Finance Co. SA144A	3.88%	7-7-2041	$4,120,000	$3,027,409
Trucking & leasing: 0.18%
Fly Leasing Ltd.144A	7.00	10-15-2024	2,285,000	2,030,222
SMBC Aviation Capital Finance DAC	5.45	5-3-2028	5,245,000	5,225,166
				7,255,388
Technology: 0.34%
Semiconductors: 0.34%
Renesas Electronics Corp.144A	2.17	11-25-2026	15,635,000	13,835,397
Utilities: 0.38%
Electric: 0.38%
Comision Federal de Electricidad144A	3.35	2-9-2031	4,815,000	3,794,268
Comision Federal de Electricidad144A	3.88	7-26-2033	5,985,000	4,563,862
Duke Energy Corp.	3.10	6-15-2028	2,600,000	2,647,543
Duke Energy Corp.	3.85	6-15-2034	4,400,000	4,326,315
				15,331,988
Total yankee corporate bonds and notes (Cost $363,678,410)				330,138,203
Yankee government bonds: 1.09%
Argentinaøø	0.50	7-9-2030	1,703,981	447,296
Argentina	1.00	7-9-2029	206,310	52,586
Argentinaøø	1.50	7-9-2035	1,817,118	421,819
Bermuda144A	3.38	8-20-2050	1,080,000	744,930
Bermuda144A	5.00	7-15-2032	4,320,000	4,244,764
Dominican Republic144A	4.50	1-30-2030	1,000,000	861,927
Dominican Republic144A	4.88	9-23-2032	1,800,000	1,509,733
Dominican Republic144A	5.50	2-22-2029	800,000	742,004
Mexico	6.35	2-9-2035	8,700,000	9,167,827
Mexico	6.34	5-4-2053	4,000,000	4,011,139
Oman144A	6.25	1-25-2031	1,700,000	1,720,828
Panama	4.50	1-19-2063	8,000,000	5,738,606
Panama	6.40	2-14-2035	9,785,000	10,228,755
Paraguay 144A	5.40	3-30-2050	1,750,000	1,465,275
Provincia de Cordoba144A	6.88	12-10-2025	1,781,310	1,395,109
Republic of Kenya144A	8.25	2-28-2048	750,000	549,169
Senegal144A	6.25	5-23-2033	750,000	596,460
Ukraine144A†	7.38	9-25-2034	1,200,000	212,458
Total yankee government bonds (Cost $49,066,420)				44,110,685

	Yield	Shares
Short-term investments: 11.97%
Investment companies: 8.89%
Allspring Government Money Market Fund Select Class♠∞##	5.01	359,603,055	359,603,055
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 21

Portfolio of investments—May 31, 2023 (unaudited)

		Yield	Maturity date	Principal	Value
U.S. Treasury securities: 3.08%
U.S. Treasury Bills☼		4.61%	6-15-2023	$23,430,000	$23,383,439
U.S. Treasury Bills☼		4.92	7-25-2023	51,180,000	50,784,059
U.S. Treasury Bills☼		5.09	8-31-2023	51,180,000	50,500,346
					124,667,844
Total short-term investments (Cost $484,287,854)					484,270,899
Total investments in securities (Cost $4,722,299,081)	111.96%				4,529,238,615
Other assets and liabilities, net	(11.96)				(483,826,952)
Total net assets	100.00%				$4,045,411,663

±	Variable rate investment. The rate shown is the rate in effect at period end.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

%%	The security is purchased on a when-issued basis.
¤	The security is issued in zero coupon form with no periodic interest payments.
ƒ
Investment in an interest-only security that entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
‡	Security is valued using significant unobservable inputs.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
☼	Zero coupon security. The rate represents the current yield to maturity.
†	Non-income-earning security
##	All or a portion of this security is segregated for when-issued securities.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
BRL	Brazilian real
CAB	Capital appreciation bond
CME	Chicago Mercantile Exchange
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFAR	Higher Education Facilities Authority Revenue
LIBOR	London Interbank Offered Rate
MYR	Malaysian ringgit
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
STRIPS	Separate trading of registered interest and principal securities
TVA	Tennessee Valley Authority
See accompanying notes to portfolio of investments
22 | Allspring Core Plus Bond Fund

Portfolio of investments—May 31, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$124,106,379	$1,811,128,509	$(1,575,631,833)	$0	$0	$359,603,055	359,603,055	$5,663,940
Investments in affiliates no longer held at end of period
Securities Lending Cash Investments LLC	58,279,333	383,099,033	(441,378,160)	(206)	0	0	0	472,200 [1]
				$(206)	$0	$359,603,055		$6,136,140

[1]	Amount shown represents income before fees and rebates.
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	3,397,622	EUR	3,194,177	Citibank NA	6-30-2023	$0	$(22,172)
USD	302,971,379	EUR	279,965,236	Citibank NA	6-30-2023	3,231,181	0
EUR	2,800,000	USD	3,066,132	Citibank NA	6-30-2023	0	(68,357)
USD	4,357,925	EUR	4,000,000	Citibank NA	6-30-2023	75,391	0
USD	25,388,225	EUR	23,500,000	Citibank NA	6-30-2023	228,335	0
EUR	304,665,236	USD	325,687,137	Citibank NA	6-30-2023	497,711	0
EUR	3,010,768	USD	3,218,211	Citibank NA	6-30-2023	5,219	0
JPY	446,583,450	USD	3,397,622	Citibank NA	6-30-2023	0	(178,438)
USD	3,218,211	JPY	446,583,450	Citibank NA	6-30-2023	0	(973)
USD	327,214,729	EUR	304,665,236	Citibank NA	9-29-2023	0	(564,773)
USD	3,205,336	EUR	3,040,495	Citibank NA	9-29-2023	0	(65,835)
JPY	446,583,450	USD	3,205,336	Citibank NA	9-29-2023	59,997	0
						$4,097,834	$(900,548)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	3,493	9-29-2023	$720,027,466	$718,957,644	$0	$(1,069,822)
5-Year U.S. Treasury Notes	2,749	9-29-2023	299,859,937	299,855,766	0	(4,171)
Short
10-Year Euro	(227)	9-7-2023	(32,787,590)	(32,834,093)	0	(46,503)
2-Year Euro	(67)	9-7-2023	(7,575,115)	(7,578,438)	0	(3,323)
5-Year Euro	(207)	9-7-2023	(25,955,977)	(25,989,476)	0	(33,499)
Ultra 10-Year U.S. Treasury Notes	(89)	9-20-2023	(10,652,036)	(10,720,328)	0	(68,292)
Ultra Long Term U.S. Treasury Bond	(44)	9-20-2023	(5,883,546)	(6,022,500)	0	(138,954)
					$0	$(1,364,564)
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 23

Portfolio of investments—May 31, 2023 (unaudited)

Centrally cleared credit default swap contracts
Reference index	Fixed rate received	Payment frequency	Maturity date	Notional amount		Value	Premiums paid (received)	Unrealized gains	Unrealized losses
Buy Protection
Markit iTraxx Europe Crossover S35	5.00%	Quaterly	6-20-2026	EUR	4,000,000	$192,391	$364,870	$0	$(172,479)
See accompanying notes to portfolio of investments
24 | Allspring Core Plus Bond Fund

Notes to portfolio of investments—May 31, 2023 (unaudited)
Notes to portfolio of investments
1.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
During the period, the Fund participated in a program to lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities were on loan, the Fund received interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions was invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”), an affiliated non-registered investment company. Interests in the non-registered investment company that were redeemable at net asset value were fair valued normally at net asset value. Effective at the close of business on March 29, 2023, the Fund is no longer participating in the securities lending program and the Securities Lending Fund was liquidated. Securities Lending Fund was managed by Allspring Funds Management and was subadvised by Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or
Allspring Core Plus Bond Fund | 25

Notes to portfolio of investments—May 31, 2023 (unaudited)
assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter market or centrally cleared with a central clearinghouse.
Credit default swaps
The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).
The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.
By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.
26 | Allspring Core Plus Bond Fund

Notes to portfolio of investments—May 31, 2023 (unaudited)
Inflation-indexed bonds and TIPS
The Fund may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Core Plus Bond Fund | 27

Notes to portfolio of investments—May 31, 2023 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$1,173,906,801	$0	$1,173,906,801
Asset-backed securities	0	467,966,086	3,433,290	471,399,376
Corporate bonds and notes	0	697,985,720	0	697,985,720
Foreign corporate bonds and notes	0	88,500,554	0	88,500,554
Foreign government bonds	0	251,333,855	0	251,333,855
Investment companies	34,329,694	0	0	34,329,694
Loans	0	17,982,577	0	17,982,577
Municipal obligations	0	7,359,750	0	7,359,750
Non-agency mortgage-backed securities	0	205,404,845	0	205,404,845
U.S. Treasury securities	704,539,216	17,976,440	0	722,515,656
Yankee corporate bonds and notes	0	330,138,203	0	330,138,203
Yankee government bonds	0	44,110,685	0	44,110,685
Short-term investments
Investment companies	359,603,055	0	0	359,603,055
U.S. Treasury securities	124,667,844	0	0	124,667,844
	1,223,139,809	3,302,665,516	3,433,290	4,529,238,615
Forward foreign currency contracts	0	4,097,834	0	4,097,834
Total assets	$1,223,139,809	$3,306,763,350	$3,433,290	$4,533,336,449

Liabilities
Forward foreign currency contracts	$0	$900,548	$0	$900,548
Futures contracts	1,364,564	0	0	1,364,564
Swap contracts	0	172,479	0	172,479
Total liabilities	$1,364,564	$1,073,027	$0	$2,437,591
Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
As of May 31, 2023, $ 11,264,000  was segregated as cash collateral for these open futures contracts and $263,695  was segregated as cash collateral for swap contracts. The Fund also had $1,335,113 segregated as cash collateral for open forward foreign currency contracts.
For the nine months ended May 31, 2023, the Fund did not have any transfers into/out of Level 3.
28 | Allspring Core Plus Bond Fund